Income Taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax receivable
Income taxes receivable in other assets primarily related to the separate state income tax returns filed by certain subsidiaries	$ 7,721	$ 7,176
Lifeco U.S.
Tax credit carryforwards
Income taxes receivable from Lifeco	11,790	13,400
Investments in low-income housing
Tax credit carryforwards
Guaranteed Federal low Income Housing tax credit carryforwards generated	3,295	$ 15,506	$ 25,013
Total credit carryforward	$ 142,878